Amplify Video Game Tech ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 75.7%(a)
Alphabet, Inc. - Class A	1,852	$350,584
Bilibili, Inc. - ADR (b)	59,298	1,073,887
Canal+ SADIR (b)	35,161	89,392
Capcom Co. Ltd.	48,292	1,067,488
CD Projekt SA	23,843	1,105,104
CMGE Technology Group Ltd. (b)	1,361,971	136,759
COLOPL, Inc.	49,301	150,576
Com2uS Corp. (b)	4,332	136,833
CyberAgent, Inc.	30,709	214,158
DeNA Co. Ltd.	13,019	259,701
Devsisters Co. Ltd. (b)	6,675	125,597
Electronic Arts, Inc.	6,895	1,008,739
Embracer Group AB (b)	417,087	1,138,479
Gamania Digital Entertainment Co. Ltd.	57,925	136,400
Gravity Co. Ltd. - ADR (b)	2,328	146,920
Gree, Inc.	52,731	152,999
GungHo Online Entertainment, Inc. (b)	10,499	222,726
Havas NV (b)	35,161	59,070
HUYA, Inc. - ADR	48,270	148,189
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	435,457	151,357
IGG, Inc.	312,320	162,835
International Games System Co. Ltd.	37,346	1,109,518
JOYY, Inc. - ADR (b)	5,396	225,823
Kakao Games Corp. (b)	48,107	535,267
Koei Tecmo Holdings Co. Ltd.	18,921	223,510
Konami Group Corp.	10,913	1,027,694
Krafton, Inc. (b)	5,107	1,084,086
Louis Hachette Group (b)	35,160	54,976
Meta Platforms, Inc. - Class A	525	307,393
MIXI, Inc.	11,597	225,063
Modern Times Group MTG AB - Class B (b)	25,781	221,428
NCSoft Corp.	7,847	975,978
Neowiz	10,843	139,133
NetDragon Websoft Holdings, Ltd.	117,128	154,101
NetEase, Inc. - ADR	3,537	315,536
Netmarble Corp. (b)(c)(d)	23,002	807,800
Nexon Co. Ltd.	79,424	1,201,013
Nexon Games Co. Ltd. (b)	15,793	143,646
NHN Corp.	11,806	141,545
Nintendo Co. Ltd.	18,431	1,086,439
Paradox Interactive AB	30,429	565,660
Pearl Abyss Corp. (b)	44,410	835,619
Playtika Holding Corp.	129,806	900,854
Reddit, Inc. - Class A (b)	1,442	235,680
ROBLOX Corp. - Class A (b)	19,376	1,121,095
Sea, Ltd. - ADR (b)	1,884	199,892
SHIFT UP Corp. (b)	28,310	1,219,206
Soft-World International Corp.	36,843	140,474
SOOP Co. Ltd.	2,054	126,827
Square Enix Holdings Co. Ltd.	27,932	1,092,504
Stillfront Group AB (b)	207,171	156,654
Take-Two Interactive Software, Inc. (b)	6,010	1,106,321
Team17 Group PLC (b)	61,889	170,521
Tencent Holdings, Ltd.	6,170	331,219
Ubisoft Entertainment SA (b)	91,567	1,246,848
Vivendi SE (e)	35,161	93,681
VK IPJSC - GDR (b)(d)(f)	21,975	0
Webzen, Inc.	13,989	130,278
Wemade Co. Ltd. (b)	34,839	831,838
XD, Inc. (b)(d)	365,870	1,184,564
Ziff Davis, Inc. (b)	3,823	207,742
Zx, Inc. (b)(d)	143,700	134,118
		30,049,337

Consumer Discretionary - 8.6%
Amazon.com, Inc. (b)	1,450	318,115
Bandai Namco Holdings, Inc.	10,270	246,948
DoubleUGames Co. Ltd.	4,119	150,809
GameStop Corp. - Class A (b)	39,890	1,250,153
GOLFZON Co. Ltd.	3,090	137,273
Happinet Corp.	5,285	161,583
Hasbro, Inc.	3,289	183,888
Light & Wonder, Inc. (b)	2,260	195,219
Mattel, Inc. (b)	11,171	198,062
Sega Sammy Holdings, Inc.	12,942	253,306
Sony Group Corp.	15,100	323,695
		3,419,051

Health Care - 0.4%
Surgical Science Sweden AB (b)	11,381	160,581

Information Technology - 14.9%
Advanced Micro Devices, Inc. (b)	2,261	273,106
Ansys, Inc. (b)	3,316	1,118,586
Apple, Inc.	1,315	329,302
AppLovin Corp. - Class A (b)	582	188,469
ARM Holdings PLC - ADR (b)	2,317	285,825
Corsair Gaming, Inc. (b)	20,286	134,091
Dolby Laboratories, Inc. - Class A	2,782	217,274
Intel Corp.	15,370	308,169
Logitech International SA	2,604	215,618
Microsoft Corp.	722	304,323
NVIDIA Corp.	2,204	295,975
PTC, Inc. (b)	1,098	201,889
Qualcomm, Inc.	1,994	306,318
Raspberry PI Holdings PLC (b)	32,564	254,894
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,081	213,487
Turtle Beach Corp. (b)	8,553	148,052
Unity Software, Inc. (b)	41,335	928,798
Western Digital Corp. (b)	3,060	182,468
		5,906,644
TOTAL COMMON STOCKS (Cost $38,146,968)		39,535,613

SHORT-TERM INVESTMENTS - 0.7%
Investments Purchased with Proceeds from Securities Lending - 0.1%
First American Government Obligations Fund - Class X, 4.39% (g)	44,534	44,534

Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.42% (g)	238,335	238,335
TOTAL SHORT-TERM INVESTMENTS (Cost $282,869)		282,869

TOTAL INVESTMENTS - 100.3% (Cost $38,429,837)		39,818,482
Liabilities in Excess of Other Assets - (0.3)%		(133,818)
TOTAL NET ASSETS - 100.0%		$39,684,664
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $959,157 or 2.4% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of December 31, 2024, the value of these securities total $2,277,839 or 5.7% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $43,146 which represented 0.1% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(g)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify Video Game Tech ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$39,535,613	$–	$–	(a)	$39,535,613
Investments Purchased with Proceeds from Securities Lending	44,534	–	–		44,534
Money Market Funds	238,335	–	–		238,335
Total Investments	$39,818,482	$–	$–	(a)	$39,818,482

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were [no] transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$11,702,680	29.7%
Japan	7,909,403	20.0
South Korea	7,668,655	19.3
China	3,629,730	9.1
Sweden	2,242,802	5.7
Taiwan	1,599,879	4.0
France	1,484,897	3.6
Poland	1,105,104	2.8
Israel	900,854	2.3
United Kingdom	711,240	1.7
Singapore	588,550	1.5
Switzerland	215,618	0.5
Netherlands	59,070	0.1
Russia	0	–
Liabilities in Excess of Other Assets	(133,818)	(0.3)
	$39,684,664	100.0%

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.